Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Current:
State	$2	$11	$3
Foreign	(22)	26	32
	(20)	37	35
Deferred:
State	15	—	—
Foreign	35	5	11
	50	5	11
Total provision (benefit)	$30	$42	$46

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliations from the Provision (benefit) for income taxes at the federal statutory rate to the recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Provision at statutory rate	$402	$467	$577
Increases (decreases) in taxes resulting from:
Income not subject to federal tax	(402)	(467)	(577)
State income taxes	17	11	3
Foreign operations — net	13	31	43
Provision (benefit) for income taxes	$30	$42	$46